Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Value Portfolio and Value Strategies Portfolio Initial Class, Service Class and Service Class 2
April 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

Fergus Shiel serves as lead portfolio manager of VIP Dynamic Capital Appreciation Portfolio.

Asher Anolic serves as a co-manager of VIP Dynamic Capital Appreciation Portfolio.

Jason Weiner serves as a co-manager of VIP Dynamic Capital Appreciation Portfolio.

The following information supplements information for VIP Contrafund Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Danoff as of May 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	4	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$179,922	$28,429	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$156,804	none	none

* Includes VIP Contrafund Portfolio ($11,648 (in millions) assets managed).

As of May 31, 2018, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Mr. Danoff was none.

The following table provides information relating to other accounts managed by Ms. Park as of May 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$15,323	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$2,741	none	none

* Includes VIP Contrafund Portfolio ($7,805 (in millions) assets managed).

As of May 31, 2018, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Ms. Park was none.

The following information supplements information for VIP High Income Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Weaver as of April 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	3	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$5,091	$1,186	$3,234
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP High Income Portfolio ($1,052 (in millions) assets managed).

As of April 30, 2018, the dollar range of shares of VIP High Income Portfolio beneficially owned by Mr. Weaver was none.

The following information supplements information for VIP Dynamic Capital Appreciation Portfolio found in the “Management Contracts” section.

Asher Anolic is co-manager of VIP Dynamic Capital Appreciation Portfolio and receives compensation for his services. Jason Weiner is co-manager of VIP Dynamic Capital Appreciation Portfolio and receives compensation for his services. As of October 31, 2018, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR equity funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of each portfolio manager’s bonus that is linked to the investment performance of VIP Dynamic Capital Appreciation Portfolio is based on the fund’s pre-tax investment performance measured against the S&P 500® Index, and the fund’s pre-tax investment performance (based on the performance of the fund’s Initial Class) within the Morningstar® Large Growth, Large Value, Large Blend, Mid-Cap Growth, Mid-Cap Value, and Mid-Cap Blend Categories. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. A portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Anolic as of October 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$17,880	$43	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$8,321	none	none

* Includes VIP Dynamic Capital Appreciation Portfolio ($162 (in millions) assets managed).

As of October 31, 2018, the dollar range of shares of VIP Dynamic Capital Appreciation Portfolio beneficially owned by Mr. Anolic was none.

The following table provides information relating to other accounts managed by Mr. Weiner as of October 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$17,880	$129	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$8,321	none	none

* Includes VIP Dynamic Capital Appreciation Portfolio ($162 (in millions) assets managed).

As of October 31, 2018, the dollar range of shares of VIP Dynamic Capital Appreciation Portfolio beneficially owned by Mr. Weiner was none.

VIPIS2B-18-04 1.483795.194	December 21, 2018

Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Mid Cap Portfolio, Value Portfolio and Value Strategies Portfolio Investor Class
April 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

Fergus Shiel serves as lead portfolio manager of VIP Dynamic Capital Appreciation Portfolio.

Asher Anolic serves as a co-manager of VIP Dynamic Capital Appreciation Portfolio.

Jason Weiner serves as a co-manager of VIP Dynamic Capital Appreciation Portfolio.

The following information supplements information for VIP Contrafund Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Danoff as of May 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	4	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$179,922	$28,429	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$156,804	none	none

* Includes VIP Contrafund Portfolio ($11,648 (in millions) assets managed).

As of May 31, 2018, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Mr. Danoff was none.

The following table provides information relating to other accounts managed by Ms. Park as of May 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$15,323	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$2,741	none	none

* Includes VIP Contrafund Portfolio ($7,805 (in millions) assets managed).

As of May 31, 2018, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Ms. Park was none.

The following information supplements information for VIP High Income Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Weaver as of April 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	3	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$5,091	$1,186	$3,234
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP High Income Portfolio ($1,052 (in millions) assets managed).

As of April 30, 2018, the dollar range of shares of VIP High Income Portfolio beneficially owned by Mr. Weaver was none.

The following information supplements information for VIP Dynamic Capital Appreciation Portfolio found in the “Management Contracts” section.

Asher Anolic is co-manager of VIP Dynamic Capital Appreciation Portfolio and receives compensation for his services. Jason Weiner is co-manager of VIP Dynamic Capital Appreciation Portfolio and receives compensation for his services. As of October 31, 2018, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager’s bonus are based on (i) the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR equity funds and accounts. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of each portfolio manager’s bonus that is linked to the investment performance of VIP Dynamic Capital Appreciation Portfolio is based on the fund’s pre-tax investment performance measured against the S&P 500® Index, and the fund’s pre-tax investment performance (based on the performance of the fund’s Initial Class) within the Morningstar® Large Growth, Large Value, Large Blend, Mid-Cap Growth, Mid-Cap Value, and Mid-Cap Blend Categories. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. A portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Anolic as of October 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$17,880	$43	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$8,321	none	none

* Includes VIP Dynamic Capital Appreciation Portfolio ($162 (in millions) assets managed).

As of October 31, 2018, the dollar range of shares of VIP Dynamic Capital Appreciation Portfolio beneficially owned by Mr. Anolic was none.

The following table provides information relating to other accounts managed by Mr. Weiner as of October 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	3	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$17,880	$129	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$8,321	none	none

* Includes VIP Dynamic Capital Appreciation Portfolio ($162 (in millions) assets managed).

As of October 31, 2018, the dollar range of shares of VIP Dynamic Capital Appreciation Portfolio beneficially owned by Mr. Weiner was none.

VIPINVB-18-04 1.825687.155	December 21, 2018